Pension and Other Post-Employment Benefits (Estimate Of Benefit Payments For The Next 10 Years) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 18
2015	19
2016	19
2017	19
2018	20
2019 - 2023	99
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	6
2015	6
2016	7
2017	7
2018	7
2019 - 2023	$ 35